AuguStar Variable Insurance Products Fund, Inc.

September 3, 2026

Supplement to the Prospectus dated May 1, 2026

and the

Statement of Additional Information, date May 1, 2026

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This Supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information, dated May 1, 2026. Please retain it for future reference.

Results of the Special Meeting of Shareholders

A special meeting of shareholders (the “Meeting”) of AuguStar Variable Insurance Products Fund, Inc. (the “Fund”) was held on August 26, 2026, at the offices of the Fund, One Financial Way, Montgomery, Ohio 45242. Shareholders of record as of the close of business on June 26, 2026 were entitled to vote at the Meeting. A quorum was present, and shareholders approved each of the proposals presented. Each proposal became effective upon shareholder approval.

Shares of each series of the Fund (each, a “Portfolio”) are held of record by AuguStar Life Insurance Company (“ALIC”) and National Security Life and Annuity Company (“NSLAC” and, together with ALIC, the “Insurers”) on behalf of their separate accounts, and by certain other Portfolios of the Fund whose shares are held by the Insurers. The Insurers voted Portfolio shares in accordance with timely voting instructions received from Contract owners and voted shares for which no timely instructions were received in the same proportion as shares for which instructions were received.

1.	Proposal 1: Election of Independent Director (all Portfolios voting together)

Shareholders elected Julia W. Poston as an independent director of the Fund. Ms. Poston, who has served as a director since October 2022 pursuant to appointment by the Board of Directors (the “Board”), will serve until her successor is duly elected and qualified or until her earlier resignation, removal, or death. The Board is now composed of five directors, each of whom is not an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

2.	Proposal 2: Manager of Managers Structure (MoM Portfolios voting separately)

Shareholders of each of the Portfolios listed below (each, a “MoM Portfolio”) approved the use of a “manager of managers” structure (the “Manager-of-Managers Structure”), thereby reauthorizing reliance on an exemptive order previously granted to the Fund and Constellation Investments, Inc. (the “Adviser”) by the Securities and Exchange Commission. Under the Manager-of-Managers Structure, the Adviser may, subject to approval by the Board (including a majority of the independent directors) and without obtaining prior shareholder approval, select, terminate, and replace unaffiliated subadvisers and enter into and materially amend subadvisory agreements with unaffiliated subadvisers. The relief does not extend to subadvisers that are affiliated with the Adviser.

Shareholders of a MoM Portfolio will be notified of the hiring or replacement of any subadviser for that Portfolio within 90 days after the change. The Manager-of-Managers Structure does not increase the advisory fees payable by any MoM Portfolio or the fees borne by its shareholders, and does not affect shareholders’ ability to instruct the Insurers on voting shares with respect to other matters requiring shareholder approval under the 1940 Act.

The MoM Portfolios are:

AVIP AB Small Cap Portfolio	AVIP BlackRock Advantage Large Cap Growth Portfolio
AVIP AB Mid Cap Core Portfolio	AVIP BlackRock Advantage International Equity Portfolio
AVIP S&P 500® Index Portfolio	AVIP BlackRock Advantage Large Cap Value Portfolio
AVIP S&P MidCap 400® Index Portfolio	AVIP BlackRock Advantage Large Cap Core Portfolio
AVIP Fidelity Institutional AM® Equity Growth Portfolio	AVIP BlackRock Advantage Small Cap Growth Portfolio
AVIP Constellation Managed Risk Moderate Growth Portfolio	AVIP BlackRock Balanced Allocation Portfolio
AVIP Constellation Managed Risk Balanced Portfolio	AVIP Constellation Managed Risk Growth Portfolio
AVIP Constellation Dynamic Risk Balanced Portfolio	AVIP High Income Bond Portfolio
AVIP Intech U.S. Low Volatility Portfolio	AVIP Nasdaq-100® Index Portfolio
AVIP Core Plus Bond Portfolio

3.	Proposals 3A and 3B: Change from Diversified to Non-Diversified Classification

Shareholders of the AVIP BlackRock Advantage Large Cap Growth Portfolio (Proposal 3A) and the AVIP Fidelity Institutional AM® Equity Growth Portfolio (Proposal 3B) (each, a “Growth Portfolio”) approved a change in each Growth Portfolio’s classification under the 1940 Act from “diversified” to “non-diversified.” Effective August 26, 2026, each Growth Portfolio is classified as non-diversified and may invest a greater portion of its assets in the securities of a single issuer and in a smaller number of issuers than it could as a diversified fund.

Each Growth Portfolio remains subject to the diversification requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and to the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder applicable to investments underlying variable insurance contracts. No other fundamental investment policy, and neither Growth Portfolio’s investment objective or growth orientation, changed as a result of the reclassification.

Changes to the Prospectus and Statement of Additional Information

The Prospectus and Statement of Additional Information, as applicable, are revised as follows, effective August 26, 2026.

1.	Diversification classification of the Growth Portfolios

All references in the Prospectus or Statement of Additional Information to the AVIP BlackRock Advantage Large Cap Growth Portfolio or the AVIP Fidelity Institutional AM® Equity Growth Portfolio as a “diversified” fund, or as being diversified for purposes of the 1940 Act, are deleted and replaced with references to each such Portfolio as a “non-diversified” portfolio. In addition, the “Principal Investment Strategies” section of each Portfolio’s Prospectus is revised to add the following disclosure:

The Portfolio operates as a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and may invest, overall, in a smaller number of issuers, than a diversified fund.

2.	Addition of Non-Diversification Risk

The following risk is added to the list of principal risks in the summary section for each Growth Portfolio, and the corresponding description is added to the “Principal Risks” section of the Prospectus for each Growth Portfolio:

Non-Diversification Risk. The Portfolio is non-diversified, which means it may invest a larger percentage of its assets in the securities of a single issuer, and may invest in a smaller number of issuers, than a diversified fund. As a result, the Portfolio’s net asset value may be more sensitive to the financial results of a single issuer or a small number of issuers, and to a single economic, business, political, regulatory, or other development, than that of a diversified fund, and the value of the Portfolio’s shares may fluctuate more. A non-diversified portfolio may from time to time operate in a diversified manner without losing its non-diversified classification.

3.	Manager of Managers Structure

The following is added to the “Management of the Portfolios” sections of the Prospectus for each MoM Portfolio, respectively:

The Fund and the Adviser have received an exemptive order from the Securities and Exchange Commission permitting the Adviser, subject to the approval of the Board of Directors, including a majority of the independent directors, to select and replace unaffiliated subadvisers and to enter into and materially amend subadvisory agreements with unaffiliated subadvisers on behalf of a Portfolio without obtaining shareholder approval. On August 26, 2026, shareholders of the Portfolio approved and authorized the Portfolio’s use of this “manager of managers” structure. Shareholders of a Portfolio operating under the manager of managers structure will be furnished with information about a new subadviser within 90 days after the change as required by the exemptive order. The order does not apply to subadvisers that are affiliated with the Adviser, and a subadvisory agreement with an affiliated subadviser continues to require shareholder approval.

4.	Board of Directors

Julia W. Poston, who has served as an independent Director since October 2022, was elected as an independent director by shareholders on August 26, 2026. Additional information about the Fund’s Directors and officers is available in the Statement of Additional Information. References to Julia’s appointment to the Board by the other members of the Board should be replaced to disclose the Julia was elected by shareholders on August 26, 2026.

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This Supplement should be read in conjunction with the Prospectus and Statement of Additional Information, dated May 1, 2026, as supplemented, and supersedes any contrary information contained therein.